UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2008
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               07-22-2008
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          131
                                         -----------

Form 13F Information Table Value Total:  $   157,043
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:           ITEM 3:           ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                   CUSIP             FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS    NUMBER            VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ------            -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                          9,544,793    135,464       SOLE           SOLE      SOLE
Exxon Mobil Corporation          COMMON STOCK      91927806            7,191,849     81,605       SOLE           SOLE      SOLE
Sabine Royalty Trust             COMMON STOCK     785688102            6,091,596     89,372       SOLE           SOLE      SOLE
Russell Large Value              COMMON STOCK                          4,653,556     67,394       SOLE           SOLE      SOLE
Peabody Energy Corporation       COMMON STOCK                          4,211,167     47,827       SOLE           SOLE      SOLE
Apache Corp                      COMMON STOCK                          4,061,580     29,220       SOLE           SOLE      SOLE
EAFE Foreign                     COMMON STOCK                          3,398,684     49,493       SOLE           SOLE      SOLE
Devon Energy Corp New            COMMON STOCK                          3,257,538     27,110       SOLE           SOLE      SOLE
Apple Computer Inc               COMMON STOCK                          2,864,396     17,107       SOLE           SOLE      SOLE
Cisco Systems                    COMMON STOCK     17275R102            2,801,760    120,454       SOLE           SOLE      SOLE
Russell MidCap Value             COMMON STOCK                          2,765,503     21,498       SOLE           SOLE      SOLE
Dow Jones Industrial Average     COMMON STOCK                          2,727,184     24,045       SOLE           SOLE      SOLE
Procter & Gamble                 COMMON STOCK     742718109            2,724,106     44,797       SOLE           SOLE      SOLE
Chevron Corp                     COMMON STOCK     166741100            2,635,867     26,590       SOLE           SOLE      SOLE
XTO Energy Inc                   COMMON STOCK                          2,577,552     37,623       SOLE           SOLE      SOLE
General Electric                 COMMON STOCK     369604103            2,573,957     96,439       SOLE           SOLE      SOLE
San Juan Basin Royal Tr          COMMON STOCK     798241105            2,521,401     54,505       SOLE           SOLE      SOLE
AT&T Inc.                        COMMON STOCK                          2,509,198     74,479       SOLE           SOLE      SOLE
U S Bancorp Del                  COMMON STOCK                          2,395,416     85,888       SOLE           SOLE      SOLE
BHP Billiton                     COMMON STOCK      88606108            2,237,515     26,265       SOLE           SOLE      SOLE
AmeriGas Partners LP             COMMON STOCK      30975106            2,233,736     70,133       SOLE           SOLE      SOLE
Goldman Sachs Group Inc          COMMON STOCK                          2,227,352     12,735       SOLE           SOLE      SOLE
Buckeye Partners LP              COMMON STOCK                          2,046,887     47,858       SOLE           SOLE      SOLE
FPL Group                        COMMON STOCK                          1,998,223     30,470       SOLE           SOLE      SOLE
EMC Corp Mass                    COMMON STOCK     268648102            1,958,339    133,311       SOLE           SOLE      SOLE
Philip Morris International In   COMMON STOCK                          1,824,565     36,942       SOLE           SOLE      SOLE
Google Inc Class A               COMMON STOCK                          1,818,781      3,455       SOLE           SOLE      SOLE
Anadarko Petroleum               COMMON STOCK      32511107            1,772,585     23,685       SOLE           SOLE      SOLE
Plum Creek Timber Co             COMMON STOCK     729251108            1,771,824     41,485       SOLE           SOLE      SOLE
Verizon Communications           COMMON STOCK     92343V104            1,745,503     49,308       SOLE           SOLE      SOLE
Abbott Laboratories              COMMON STOCK       2824100            1,683,016     31,773       SOLE           SOLE      SOLE
Enerplus Res FD                  COMMON STOCK                          1,588,344     34,350       SOLE           SOLE      SOLE
Xcel Energy Inc                  COMMON STOCK                          1,534,512     76,458       SOLE           SOLE      SOLE
Pfizer Incorporated              COMMON STOCK     717081103            1,462,920     83,739       SOLE           SOLE      SOLE
Johnson & Johnson                COMMON STOCK     478160104            1,451,060     22,553       SOLE           SOLE      SOLE
United Technologies              COMMON STOCK     913017109            1,418,175     22,985       SOLE           SOLE      SOLE
Altria Group                     COMMON STOCK                          1,384,901     67,359       SOLE           SOLE      SOLE
Southern Company                 COMMON STOCK     842587107            1,356,642     38,850       SOLE           SOLE      SOLE
Potash Corp Sask Inc             COMMON STOCK     73755L107            1,337,135      5,850       SOLE           SOLE      SOLE
EAFE Foreign Value               COMMON STOCK                          1,289,099     21,164       SOLE           SOLE      SOLE
EOG Resources                    COMMON STOCK     293562104            1,254,272      9,560       SOLE           SOLE      SOLE
Stryker Corp                     COMMON STOCK                          1,243,955     19,783       SOLE           SOLE      SOLE
McDonald's                       COMMON STOCK                          1,233,635     21,943       SOLE           SOLE      SOLE
Wells Fargo                      COMMON STOCK     949746101            1,223,220     51,504       SOLE           SOLE      SOLE
Pepsico Inc.                     COMMON STOCK     997134101            1,192,694     18,756       SOLE           SOLE      SOLE
Duke Energy                      COMMON STOCK     264399106            1,162,479     66,886       SOLE           SOLE      SOLE
General Dynamics Corp            COMMON STOCK                          1,140,910     13,550       SOLE           SOLE      SOLE
Emerson Electric Company         COMMON STOCK     291011104            1,138,834     23,030       SOLE           SOLE      SOLE
Expeditors Int'l                 COMMON STOCK                          1,085,320     25,240       SOLE           SOLE      SOLE
Nike Inc. Cl B                   COMMON STOCK     654106103            1,057,481     17,740       SOLE           SOLE      SOLE
Russell Large Growth             COMMON STOCK     464287614            1,044,588     18,910       SOLE           SOLE      SOLE
Hewlett Packard Company          COMMON STOCK  428236103000            1,038,316     23,486       SOLE           SOLE      SOLE
Public Storage Inc.              COMMON STOCK                          1,030,880     12,760       SOLE           SOLE      SOLE
Questar Corporation              COMMON STOCK                          1,030,506     14,506       SOLE           SOLE      SOLE
Microsoft Corporation            COMMON STOCK     594918104              988,517     35,933       SOLE           SOLE      SOLE
WP Carey & Co LLC                COMMON STOCK                            912,260     31,775       SOLE           SOLE      SOLE
HSBC Hldgs Plc Adr New           COMMON STOCK                            893,172     11,645       SOLE           SOLE      SOLE
Cedar Fair L P Dep Uts           COMMON STOCK                            834,276     44,400       SOLE           SOLE      SOLE
Sector Spdr Engy Select          COMMON STOCK                            826,138      9,337       SOLE           SOLE      SOLE
Wal Mart Stores Inc.             COMMON STOCK                            808,999     14,395       SOLE           SOLE      SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108              804,725     39,197       SOLE           SOLE      SOLE
BP PLC                           COMMON STOCK      55622104              797,968     11,470       SOLE           SOLE      SOLE
Target Corp                      COMMON STOCK     872540109              774,477     16,659       SOLE           SOLE      SOLE
3M Company                       COMMON STOCK     604059105              740,159     10,636       SOLE           SOLE      SOLE
Noble Corporation                COMMON STOCK                            720,082     11,085       SOLE           SOLE      SOLE
Sherwin Williams                 COMMON STOCK                            716,416     15,598       SOLE           SOLE      SOLE
Russell Small Cap                COMMON STOCK     464287655              715,427     10,361       SOLE           SOLE      SOLE
Intel Corporation                COMMON STOCK     458140100              675,675     31,456       SOLE           SOLE      SOLE
Healthcare Realty Trust          COMMON STOCK     421946104              659,855     27,760       SOLE           SOLE      SOLE
Russell 3000                     COMMON STOCK                            648,859      8,663       SOLE           SOLE      SOLE
Vodafone Group New ADR           COMMON STOCK                            645,734     21,919       SOLE           SOLE      SOLE
Lehman Aggregate                 COMMON STOCK                            630,010      6,275       SOLE           SOLE      SOLE
Water Resources ETF              COMMON STOCK                            627,824     30,315       SOLE           SOLE      SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102              590,266      8,674       SOLE           SOLE      SOLE
Diageo PLC ADR                   COMMON STOCK                            588,375      7,965       SOLE           SOLE      SOLE
Merck & Co.                      COMMON STOCK      58933107              583,931     15,493       SOLE           SOLE      SOLE
Jacobs Engineering Group         COMMON STOCK                            583,461      7,230       SOLE           SOLE      SOLE
Waste Management Inc Del         COMMON STOCK                            566,216     15,015       SOLE           SOLE      SOLE
Schlumberger Ltd.                COMMON STOCK   80685718001              530,597      4,939       SOLE           SOLE      SOLE
Alcoa Inc.                       COMMON STOCK      13817101              513,997     14,430       SOLE           SOLE      SOLE
Bank of America Corp             COMMON STOCK                            513,682     21,520       SOLE           SOLE      SOLE
Dow Jones Sel Dividen            COMMON STOCK                            512,890     10,414       SOLE           SOLE      SOLE
Medtronic Inc.                   COMMON STOCK     585055106              493,902      9,544       SOLE           SOLE      SOLE
Ultra Petroleum Corp             COMMON STOCK                            491,000      5,000       SOLE           SOLE      SOLE
Walt Disney                      COMMON STOCK     254687106              490,620     15,725       SOLE           SOLE      SOLE
Nasdaq 100 Shares                COMMON STOCK                            444,925      9,850       SOLE           SOLE      SOLE
General Mills Inc.               COMMON STOCK     370334104              439,975      7,240       SOLE           SOLE      SOLE
Bard C R Incorporated            COMMON STOCK                            438,431      4,985       SOLE           SOLE      SOLE
Apartment Invt & Mgmt A          COMMON STOCK     03748R101              437,875     12,856       SOLE           SOLE      SOLE
Sector Spdr Materials Fd         COMMON STOCK                            410,707      9,842       SOLE           SOLE      SOLE
Coca-Cola Co.                    COMMON STOCK     191216100              396,607      7,630       SOLE           SOLE      SOLE
Patriot Coal Corp                COMMON STOCK     70336T104              390,583      2,548       SOLE           SOLE      SOLE
IBM                              COMMON STOCK     459200101              389,134      3,283       SOLE           SOLE      SOLE
Ecolab Inc                       COMMON STOCK                            372,078      8,655       SOLE           SOLE      SOLE
Clorox Co.                       COMMON STOCK                            370,620      7,100       SOLE           SOLE      SOLE
I Shares Tr DJ US Utils          COMMON STOCK                            366,707      3,700       SOLE           SOLE      SOLE
Powershares CleanTech ETF        COMMON STOCK                            365,044     10,992       SOLE           SOLE      SOLE
AllianceBernstein Holding LP     COMMON STOCK      18548107              364,989      6,675       SOLE           SOLE      SOLE
Barrick Gold                     COMMON STOCK                            364,000      8,000       SOLE           SOLE      SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                            346,856      4,514       SOLE           SOLE      SOLE
3-7 Year Treasury                COMMON STOCK     464288661              346,831      3,249       SOLE           SOLE      SOLE
Ingersoll Rand                   COMMON STOCK                            329,384      8,800       SOLE           SOLE      SOLE
Heinz H J Co                     COMMON STOCK     423074103              325,236      6,797       SOLE           SOLE      SOLE
Cree Inc                         COMMON STOCK                            316,717     13,885       SOLE           SOLE      SOLE
Forest Laboratories Inc.         COMMON STOCK     345838106              309,012      8,895       SOLE           SOLE      SOLE
Inflation Protected              COMMON STOCK                            305,216      2,830       SOLE           SOLE      SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            297,754    265,000       SOLE           SOLE      SOLE
Citigroup Inc.                   COMMON STOCK     172967101              290,954     17,360       SOLE           SOLE      SOLE
Preferred Stock ETF              COMMON STOCK     73936T565              285,572     16,450       SOLE           SOLE      SOLE
Medco Health Solutions           COMMON STOCK                            283,200      6,000       SOLE           SOLE      SOLE
Canadian Natl Ry Co              COMMON STOCK                            281,749      5,860       SOLE           SOLE      SOLE
Walgreen Company                 COMMON STOCK     931422109              269,020      8,275       SOLE           SOLE      SOLE
UnitedHealth Group               COMMON STOCK     910581107              260,269      9,915       SOLE           SOLE      SOLE
Japan                            COMMON STOCK                            244,549     19,611       SOLE           SOLE      SOLE
Burlington North Santa Fe        COMMON STOCK     121897102              227,250      2,275       SOLE           SOLE      SOLE
Costco Companies Inc             COMMON STOCK                            226,903      3,235       SOLE           SOLE      SOLE
Harsco Corporation               COMMON STOCK     415864107              226,618      4,165       SOLE           SOLE      SOLE
iShares Tr Comex Gold            COMMON STOCK                            224,882      2,465       SOLE           SOLE      SOLE
Deere & Company                  COMMON STOCK     244199105              223,459      3,098       SOLE           SOLE      SOLE
Wilderhill Clean Energy ETF      COMMON STOCK                            222,088     11,360       SOLE           SOLE      SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                            218,574      2,675       SOLE           SOLE      SOLE
American Express Company         COMMON STOCK      25816109              214,719      5,700       SOLE           SOLE      SOLE
Nabors Industries Ltd            COMMON STOCK                            211,689      4,300       SOLE           SOLE      SOLE
Spectra Energy Corp              COMMON STOCK                            203,422      7,078       SOLE           SOLE      SOLE
Russell MidCap                   COMMON STOCK                            202,276      2,111       SOLE           SOLE      SOLE
Keycorp Inc New                  COMMON STOCK                            191,974     17,484       SOLE           SOLE      SOLE
Galaxy Energy Corp               COMMON STOCK                                480     16,000       SOLE           SOLE      SOLE
Pop N Go Inc                     COMMON STOCK     732816103                   19     12,800       SOLE           SOLE      SOLE
Ben Ezra Weinstein New           COMMON STOCK                                 15     50,000       SOLE           SOLE      SOLE
Intl Cavitation Tech             COMMON STOCK                                  4     40,000       SOLE           SOLE      SOLE
Pacer Energy                     COMMON STOCK                                  0     35,000       SOLE           SOLE      SOLE